UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     July 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $180,586 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866    10439   653225 SH       SOLE                   653225        0        0
COMCAST CORP NEW               CL A             20030N101      258     8066 SH       SOLE                     8066        0        0
EXXON MOBIL CORP               COM              30231G102      277     3239 SH       SOLE                     3239        0        0
HOME DEPOT INC                 COM              437076102      261     4922 SH       SOLE                     4922        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    10307   183423 SH       SOLE                   183423        0        0
ISHARES TR                     BARCLY USAGG B   464287226     1586    14245 SH       SOLE                    14245        0        0
ISHARES TR                     IBOXX INV CPBD   464287242    14100   119911 SH       SOLE                   119911        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     3607    60019 SH       SOLE                    60019        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     9872   117008 SH       SOLE                   117008        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3668    53466 SH       SOLE                    53466        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     6859   108094 SH       SOLE                   108094        0        0
ISHARES TR                     RUSSELL 2000     464287655     3076    38483 SH       SOLE                    38483        0        0
ISHARES TR                     AGENCY BD FD     464288166     3625    31951 SH       SOLE                    31951        0        0
ISHARES TR                     MSCI ACWI EX     464288240      458    12322 SH       SOLE                    12322        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      572    19025 SH       SOLE                    19025        0        0
ISHARES TR                     HIGH YLD CORP    464288513    10251   112288 SH       SOLE                   112288        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    19403   178925 SH       SOLE                   178925        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    31842   304097 SH       SOLE                   304097        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     7189   121121 SH       SOLE                   121121        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      474    16301 SH       SOLE                    16301        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    11107   173112 SH       SOLE                   173112        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6917    44570 SH       SOLE                    44570        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     6215    94991 SH       SOLE                    94991        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4267   106842 SH       SOLE                   106842        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     2431    50515 SH       SOLE                    50515        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     7521   148580 SH       SOLE                   148580        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     4004    77285 SH       SOLE                    77285        0        0